INVESTMENTS - Short-term and long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Short-term investments	$ 106,520	$ 108,805
Short-term investments
INVESTMENTS
Short-term investments	106,520	108,805
Short-term investments | Held-to-maturity securities
INVESTMENTS
Short-term investments	54,224	4,753
Short-term investments | Structured note
INVESTMENTS
Short-term investments	$ 52,296	$ 104,052